UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21489

AVIEMORE FUNDS

(Exact name of registrant as specified in charter)

20 Phelps Road, Old Chatham, NY        12136

(Address of principal executive offices)              (Zip code)

Paul Michael Frank

Aviemore Funds

20 Phelps Road, Old Chatham, NY 12136

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 392-5880

Date of fiscal year end: April 30

Date of reporting period: January 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Aviemore Fund

	Schedule of Investments
	January 31, 2007 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

EXCHANGE TRADED FUNDS
10,000	DIAMONDS Trust	$ 1,261,700
3,000	iShares Dow Jones US Telecom	92,250
10,000	iShares NASDAQ Biotechnology *	798,900
5,000	iShares Russell 2000 Growth Index	400,600
1,000	iShares Russell 2000 Index	79,340
11,500	iShares Russell 2000 Value Index	933,570
1,000	iShares S&P Global Energy Sector	107,850
2,000	iShares S&P MidCap 400/BARRA Value	163,480
5,000	iShares Silver Trust *	675,100
5,000	Semiconductor HOLDRs *	169,150
4,000	Ultra QQQ ProShares *	333,800
Total for Exchange Traded Funds		5,015,740	63.96%
	(Cost $4,603,156)

Money Market Fund
2,476,564	First American Treasury Obligation Fund Cl Y 4.84% **	2,476,564	31.58%
	(Cost $2,476,564)

	Total Investments	7,492,304	95.54%
	(Cost $7,079,720 )

	Other Assets in Excess of Liabilities	349,964	4.46%

	Net Assets	$ 7,842,268	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at January 31, 2007.

NOTES TO FINANCIAL STATEMENTS

AVIEMORE FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at January 31, 2007 was $7,079,720. At January 31, 2007, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

      $424,130                        ($11,546)                                  $412,584

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AVIEMORE FUNDS

By : /s/ Paul Michael Frank

       Paul Michael Frank

       President

Date:           3/26/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Paul Michael Frank

       Paul Michael Frank

       President

Date:           3/26/2007

By : /s/ Paul Michael Frank

       Paul Michael Frank

       Chief Financial Officer

Date:           3/26/2007